Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

Note 6: - Cash and Cash Equivalents

	December 31,
	2023	2022
	U.S. Dollars in thousands

Cash and deposits for immediate withdrawal	$40,630	$31,411
Cash equivalents in NIS deposits (1)	15,011	2,847
Total Cash and Cash Equivalents	$55,641	$34,258

(1)	The deposits bear interest of 5.1% per year, as of December 31, 2023, and 2.85%-3.8% per year as of December 31, 2022.